NON-CONTROLLING INTERESTS - Summary of Composition of the Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions	$ 667	$ 622	$ 570
GP interests | General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Distributions	6	5	6
GP interests | Incentive distribution
Disclosure of subsidiaries [line items]
Distributions	128	111	94
GP interests | Non-controlling interest
Disclosure of subsidiaries [line items]
Distributions	134	116	100
Redeemable/exchangeable partnership units | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Distributions	277	265	250
Redeemable/exchangeable partnership units | Limited partners’ equity | Brookfield Renewable
Disclosure of subsidiaries [line items]
Distributions	64	61	58
Redeemable/exchangeable partnership units | External Shareholders
Disclosure of subsidiaries [line items]
Distributions	192	180	162
BEPC exchangeable shares | Total BEPC exchangeable shares and class A.2 exchangeable shares
Disclosure of subsidiaries [line items]
Distributions	$ 256	$ 241	$ 220